Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill, gross at beginning of period	$ 181,529	$ 297,999
Accumulated impairment loss, beginning balance	(70,447)	(39,002)
Goodwill, beginning balance	111,082	258,997
Goodwill Transactions
Foreign exchange	(1,110)	(1,770)
Impairment loss	0	(31,445)
Disposal		(114,700)
Transfer to assets held for sale	(83,470)
Goodwill, gross at ending of period	96,949	181,529
Accumulated impairment loss, ending balance	(70,447)	(70,447)
Goodwill, ending balance	26,502	111,082
Operating Segments [Member] | Online Game [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period	10,257	119,896
Accumulated impairment loss, beginning balance	0	0
Goodwill, beginning balance	10,257	119,896
Goodwill Transactions
Foreign exchange	0	(415)
Impairment loss	0	0
Disposal		(109,224)
Transfer to assets held for sale	0
Goodwill, gross at ending of period	10,257	10,257
Accumulated impairment loss, ending balance	0	0
Goodwill, ending balance	10,257	10,257
Operating Segments [Member] | Platform Channel [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period	166,071	172,902
Accumulated impairment loss, beginning balance	(65,246)	(33,801)
Goodwill, beginning balance	100,825	139,101
Goodwill Transactions
Foreign exchange	(1,110)	(1,355)
Impairment loss	0	(31,445)
Disposal		(5,476)
Transfer to assets held for sale	(83,470)
Goodwill, gross at ending of period	81,491	166,071
Accumulated impairment loss, ending balance	(65,246)	(65,246)
Goodwill, ending balance	16,245	100,825
Operating Segments [Member] | Cinema Advertising [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period	5,201	5,201
Accumulated impairment loss, beginning balance	(5,201)	(5,201)
Goodwill, beginning balance	0	0
Goodwill Transactions
Foreign exchange	0	0
Impairment loss	0	0
Disposal		0
Transfer to assets held for sale	0
Goodwill, gross at ending of period	5,201	5,201
Accumulated impairment loss, ending balance	(5,201)	(5,201)
Goodwill, ending balance	$ 0	$ 0